Activities of the Company	12 Months Ended
Dec. 31, 2020
Disclosure of parent entity information [Abstract]
Activities of the Company
Note 1. Activities of the Company
Coca-Cola FEMSA, S.A.B. de C.V. (“Coca-Cola FEMSA”) is a Mexican corporation, mainly engaged in acquiring, holding and transferring all types of bonds, shares and marketable securities. Coca-Cola FEMSA and its subsidiaries (the “Company”), are engaged in the production, distribution and marketing of certain Coca-Cola trademark beverages in Mexico, Central America (Guatemala, Nicaragua, Costa Rica and Panama), Colombia, Brazil, Uruguay, Argentina and until November 2018 the Philippines.
Coca-Cola FEMSA is indirectly owned by Fomento Economico Mexicano, S.A.B. de C.V. (“FEMSA”), which holds 47.2% of its capital stock and 56% of its voting shares and The Coca-Cola Company (“TCCC”), which indirectly owns 27.8% of its capital stock and 32.9% of its voting shares. The remaining Coca-Cola FEMSA shares trade on the Bolsa Mexicana de Valores, S.A.B. de C.V. (BMV: KOF UBL) as series “L” shares which represents 15.6% of our common equity and its American Depositary Shares (“ADS”) (equivalent to ten series “L” shares) trade on the New York Stock Exchange, Inc (NYSE: KOF) as series “B” which represents 9.4% of our common equity. The address of its registered office and principal place of business is Mario Pani No. 100, Colonia Santa Fe Cuajimalpa, Alcaldía Cuajimalpa de Morelos, 05348, Mexico City, Mexico.
As of December 31, 2020 and 2019 the most significant subsidiaries which the Company controls are:

Company	Activity	Country	Ownership percentage 2020	Ownership percentage 2019
Propimex, S. de R.L. de C.V.	Manufacturing and distribution	Mexico	100.00%	100.00%
Controladora Interamericana de Bebidas, S. de R. L. de C.V.	Holding	Mexico	100.00%	100.00%
Spal Industria Brasileira de Bebidas, S.A.	Manufacturing and distribution	Brazil	96.06%	96.06%
Distribuidora y Manufacturera del Valle de México, S. de R. L. de C.V.	Manufacturing and distribution	Mexico	100.00%	100.00%
Servicios Refresqueros del Golfo y Bajio, S. de R.L. de C.V.	Manufacturing and distribution	Mexico	100.00%	100.00%